UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22389

Salient Alternative Strategies I Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
Salient Alternative Strategies I Fund	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 6/30/12

Item 1. Reports to Stockholders.

Alternative Strategies Fund

Salient Alternative Strategies I Fund

Shareholders’ Report

June 30, 2012

SALIENT ALTERNATIVE STRATEGIES I FUND

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investment in the Master Fund, at fair value (cost $50,209,593)	$49,574,484
Investments in securities, at fair value (cost $431,946)	431,946

Total investments	50,006,430
Cash and cash equivalents	319,996
Receivable from the Master Fund	3,038,935
Prepaids and other assets	4,391

Total assets	53,369,752

Liabilities:
Redemptions payable	3,470,881
Shareholder Servicing Fees payable	32,944
Accounts payable and accrued expenses	11,399

Total liabilities	3,515,224

Net assets	$49,854,528

Net assets consist of:
Paid-in-capital	$50,716,301
Accumulated net investment income	339,415
Accumulated net realized loss	(566,079)
Net unrealized depreciation on investments	(635,109)

Net assets	$49,854,528

Net asset value per share outstanding (3,394,653 shares outstanding)	$14.69

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES I FUND

Schedule of Investments

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Net Assets

Investment in the Master Fund
Salient Alternative Strategies Master Fund (99.44% of Net Assets)	49,903	$49,574,484

Total Investment in the Master Fund (Cost $50,209,593)		49,574,484	99.44%

Investments in Securities
Registered Investment Companies
Money Market Funds (0.87% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund	431,946	431,946

Total Money Market Funds		431,946

Total Investments in Securities (Cost $431,946)		431,946	0.87%

Total Investments (Cost $50,641,539)		$50,006,430	100.31%

All securities are income producing.

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES I FUND

Statement of Operations

Six Months Ended June 30, 2012

(Unaudited)

Dividend income—Master Fund	$45,151

Total investment income	45,151

Expenses:
Amortization of offering costs	7,047
Shareholder Servicing Fees	72,181
Professional fees	6,965
Regulatory printing and filing fees	11,687
Registration and filing fees	9,545
Other expenses	4,241

Total expenses	111,666

Net investment loss	(66,515)

Net realized and unrealized gains (losses) from investments:
Net realized loss from investment in the Master Fund	(169,170)
Change in unrealized appreciation/depreciation from investment in the Master Fund	2,246,988

Net realized and unrealized gain from investments	2,077,818

Net increase in net assets resulting from operations	$2,011,303

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES I FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Net assets, beginning of period	$59,389,930	$33,124,135
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	(66,515)	612,683
Net realized loss from investment in the Master Fund	(169,170)	(396,307)
Change in unrealized appreciation/depreciation from investment in the Master Fund	2,246,988	(2,752,332)

Net increase (decrease) in net assets resulting from operations	2,011,303	(2,535,956)

Distributions from net investment income	—	(619,359)
Distribution from capital gains	—	(602)

Change in net assets from distributions	—	(619,961)

Capital Transactions:
Subscriptions	2,369,148	37,148,739
Proceeds from reinvestment of dividends	—	616,086
Redemptions	(13,915,853)	(8,343,113)

Change in net assets from capital transactions	(11,546,705)	29,421,712

Net assets, end of period	$49,854,528	$59,389,930

Accumulated net investment income	$339,415	$405,930

Share Transactions:
Issued	165,319	2,478,860
Reinvested	—	43,351
Redeemed	(949,601)	(585,638)

Change in shares	(784,282)	1,936,573

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES I FUND

Statement of Cash Flows

Six Months Ended June 30, 2012

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,011,303
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(2,141,434)
Proceeds from disposition of investments	14,019,904
Reinvestment of dividends received	(32,043)
Net realized loss from investment in the Master Fund	169,170
Change in unrealized appreciation/depreciation from investment in the Master Fund	(2,246,988)
Decrease in receivable from the Master Fund	2,699,061
Decrease in prepaids and other assets	13,043
Decrease in payable to Adviser for recoupment	(77,547)
Decrease in Shareholder Servicing Fees payable	(7,906)
Decrease in accounts payable and accrued expenses	(3,145)

Net cash provided by operating activities	14,403,418

Cash flows from financing activities:
Subscriptions	869,148
Redemptions	(16,542,101)
Distributions	(3,875)

Net cash used in financing activities	(15,676,828)

Net decrease in cash and cash equivalents	(1,273,410)
Cash and cash equivalents at beginning of period	1,593,406

Cash and cash equivalents at end of period	$319,996

Supplemental schedule of non-cash activity:
Reinvestments of dividends received	$32,043

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements

June 30, 2012

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies I Fund (formerly known as Salient Absolute Return Institutional Fund) (the “SAS I Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended and the Securities Act of 1933, commenced operations on April 1, 2010, as a non-diversified, closed-end management investment company. The SAS I Fund was created to serve as a feeder fund for the Salient Alternative Strategies Master Fund (formerly known as Salient Absolute Return Master Fund) (the “Master Fund”). The SAS I Fund has authorized 33,333,333 shares of beneficial interest (“Shares”), which may be issued in more than one class or series. For convenience, reference to the SAS I Fund may include the Master Fund, as the context requires.

The SAS I Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correction to equity and other “risk” markets. Prior to June 21, 2012, the SAS I Fund’s investment objective was to generate positive returns regardless of the overall direction of various markets. The SAS I Fund pursues its investment objective by investing substantially all of its assets in the Master Fund which invests its assets across a variety of investment funds (the “Investment Funds”), individual securities, swaps and/or other derivatives. The Master Fund’s financial statements, Schedule of Investments and Notes to Financial Statements, included elsewhere in this report, are an integral part of the SAS I Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s net assets owned by the SAS I Fund on June 30, 2012, was 43.31%.

The board of trustees (each member thereof a “Trustee” and, collectively, the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the SAS I Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the SAS I Fund’s organizational documents, the SAS I Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the SAS I Fund. In the normal course of business, the SAS I Fund enters into contracts with service providers, which also provide for indemnifications by the SAS I Fund. The SAS I Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the SAS I Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the SAS I Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The SAS I Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(c) PORTOLIO SECURITIES TRANSACTIONS

The SAS I Fund records investment transactions on a trade-date basis.

Investments that are held by the SAS I Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) VALUATION OF INVESTMENTS

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the SAS I Fund’s valuation policies, making recommendations to the Board on valuation related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the SAS I Fund’s valuation policies.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or Citi Fund Services Ohio, Inc., the SAS I Fund’s independent administrator (the “Independent Administrator”).

Investments held by the SAS I Fund are valued as follows:

•

MASTER FUND—The SAS I Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value, using the net asset value of the Master Fund as a practical expedient. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Financial Statements included elsewhere in this report.

•	OTHER—Other investments held by the SAS I Fund that do not trade on an exchange are valued at the end-of-day net asset value per share.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the SAS I Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the SAS I Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the SAS I Fund’s net asset value; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred. Organization costs, if any, are expensed as incurred.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(g) INCOME TAXES

The SAS I Fund expects to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. The SAS I Fund has elected to have a tax year end of October 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The SAS I Fund has evaluated the tax positions taken or expected to be taken or expected to be taken in the course of preparing the SAS I Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the SAS I Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the SAS I Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2012, the SAS I Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

The tax character of dividends paid to shareholders as of the latest tax year ended October 31, 2011 were as follows:

Ordinary Income	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,548	$14,548	$326,223	$340,771

As of the latest tax year ended October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$602	$(2,150,799)	$(2,150,197)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

(h) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the SAS I Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the SAS I Fund.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

Shares are issued pursuant to the DRP at the SAS I Fund’s net asset value determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend).

(i) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The SAS I Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine fair value of the SAS I Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical assets

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”

•

Level 3—investments with significant unobservable inputs or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly (or monthly for underlying investments where the SAS I Fund owns more than 25% of the Investment Fund’s total net assets).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of June 30, 2012, of the SAS I Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Investment in the Master Fund	$—	$—	$49,574,484	$49,574,484
Money Market Funds	431,946	—	—	431,946

Total Investments	$431,946	$—	$49,574,484	$50,006,430

The categorization of the SAS I Fund’s investment in the Master Fund as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Funds in which the Master Fund invests, if owned directly by the SAS I Fund, may be classified as Level 1 investments.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Board Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

	Fair Value as of June 30, 2012	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investment
Investment in the Master Fund	$49,574,484	NAV as Practical Expedient*	Greater than Quarterly	None

Total Investment	$49,574,484

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Master Fund. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the probability that the Master Fund will be sold at a value significantly different than the reported practical expedient NAV.

The SAS I Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of June 30, 2012, based on levels assigned to investments on December 31, 2011.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2011	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2012
Investment
Investment in the Master Fund	$59,733,144	$1,602,180	$(13,838,658)	$(169,170)	$2,246,988	$49,574,484

Total Investment	$59,733,144	$1,602,180	$(13,838,658)	$(169,170)	$2,246,988	$49,574,484

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/ depreciation from Level 3 investments held at June 30, 2012, is $2,246,988.

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first business day of each month, the SAS I Fund will issue new Shares. The SAS I Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the 1933 Act. No public market exists for the Shares, and none is expected to develop. The SAS I Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the SAS I Fund’s Declaration of Trust. The SAS I Fund reserves the right to reject any applications for subscription of Shares

(b) REPURCHASE OF SHARES

A shareholder will not be eligible to have the SAS I Fund repurchase all or any portion of its Shares at the shareholder’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the SAS I Fund offer to repurchase Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. Since the SAS I Fund’s assets are invested in the Master Fund, the ability of the SAS I Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the SAS I Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the SAS I Fund’s offer to repurchase their Shares and the date they can expect to receive payment for their Shares from the SAS I Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2012, substantially all of the investments made by the SAS I Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the SAS I Fund invests either directly or through the Master Fund may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The SAS I Fund’s risk of loss in these Investment Funds is limited to the SAS I Fund’s pro rata share of the value of such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the SAS I Fund pays the Independent Administrator a monthly administration fee based on the month-end, aggregate, net asset value of the Master Fund and its feeder funds (each a “Fund” and collectively, the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The SAS I Fund pays its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged, on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Fund’s NAV over $15 billion. The Independent Administrator also provides the SAS I Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

The Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), calculated and accrued monthly, and payable quarterly in arrears, equal to 0.0625% (0.75% annually) of the Master Fund’s net asset value determined at the end of each month. So long as the SAS I Fund invests all of its investable assets in the Master Fund, the SAS I Fund will not pay the Adviser directly any Investment Management Fee; however, should the SAS I Fund not invest all of its investable assets in the Master Fund, it may be charged the 0.75% Investment Management Fee directly. The SAS I Fund’s shareholders bear an indirect portion of the Investment Management Fee paid by the Master Fund, through the SAS I Fund’s investment in the Master Fund. For the six months ended June 30, 2012, the Investment Management Fee incurred by the Master Fund was $470,728.

(b) EXPENSE LIMITATION AGREEMENT

Through an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser contractually agreed to limit total annualized expenses of the SAS I Fund, through January 31, 2012, including a portion of the indirect expenses (exclusive of borrowing and investment-related costs) allocated to the SAS I Fund from its proportionate investment in the Master Fund, to the amount of 2.0% of net assets of the SAS I Fund. This expense limitation agreement has not been renewed.

Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the SAS I Fund’s expenses fall below the 2.0% rate. The SAS I Fund, however, is not obligated to pay any such amount beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recovery by the Adviser shall not cause the SAS I Fund to exceed the annual expense limitation rate that was in effect at the time of such waiver or reimbursement. There were no remaining previously reimbursed expenses subject to recoupment as of June 30, 2012.

(c) DISTRIBUTION AND SERVICING AGREEMENTS

Salient Capital, L.P., an affiliate of the Adviser, acts as the distributor (the “Distributor”) of Shares of the SAS I Fund. The SAS I Fund’s Shares may be purchased through the Distributor, broker-dealers that have entered into selling agreements with the Distributor (“Selling Agents”), or registered investment advisers (“RIAs”) that have entered into an arrangement with the Distributor for such RIA to offer Shares. Neither the Distributor nor any Selling Agents or RIAs are obligated to buy from the SAS I Fund any of the Shares. There is no minimum aggregate amount of Shares of the SAS I Fund required to be purchased.

In consideration for providing or procuring investor services and administrative assistance to the SAS I Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 0.25% (on an annualized basis) of each shareholders account balance, calculated at the end of each month, payable quarterly in arrears. The Adviser may engage one or more sub-servicing agents to provide some or all of the services. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(9) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	For the period from April 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$14.21	$14.77	$15.00
Income (loss) from operations:
Net investment income (loss)[2]	(0.02)	0.15	0.15
Net realized and unrealized gain (loss) from investments[2]	0.50	(0.57)	(0.23)

Net increase (decrease) resulting from operations	0.48	(0.42)	(0.08)
Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.15)
Net realized gains on investments	—	— [3]	—

Total distributions	—	(0.14)	(0.15)

Total	0.48	(0.56)	(0.23)

Net asset value, end of period	$14.69	$14.21	$14.77

Net investment income (loss) to average net assets[4]	(0.24)%	1.04%	1.84%

Total operating expenses to average net assets[4]	0.40%	0.53%	1.49%

Total operating expenses to average net assets net of recoupments[4]	0.40%	0.78%	0.71%

Portfolio turnover[5]	9.91%	54.92%	57.50%

Total return[6]	3.38%	(2.87)%	(0.51)%

Net assets, end of period (000’s)	$49,855	$59,390	$33,124

1	The SAS I Fund commenced operations on April 1, 2010.
2	Calculated using the average shares.
3	Amount is less than $0.005.
4

Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months. The gross operating expenses are the expenses before reimbursement to the SAS I Fund or recoupment by the Adviser. Ratios have been annualized for periods less than twelve months.

5

The SAS I Fund is invested substantially in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund. Portfolio turnover is not annualized for periods less than twelve months.

6	The total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

(10) SUBSEQUENT EVENTS

Based on the net assets of the SAS I Fund, the Advisor recommended to the Board that a tender offer in an amount of up to $5,000,000 be made for the quarter ending September 30, 2012 to those shareholder who elect to

SALIENT ALTERNATIVE STRATEGIES I FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

tender their Shares prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer with an August 21, 2012 expiration date was mailed to the investors of the SAS I Fund and approximately $3.7 million was tendered, which was accepted pursuant to the tender offer rules.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012.

SALIENT ALTERNATIVE STRATEGIES I FUND

Supplemental Information

June 30, 2012

(Unaudited)

Trustees and Officers

The SAS I Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement as established by the Board. The Board appoints the officers of the SAS I Fund who are responsible for the SAS I Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

The SAS I Fund, Master Fund and Salient Alternative Strategies Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $30,000, which is paid quarterly, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2012.

Asset Class[1]	Fair Value	%
Event Driven	$2,034,266	1.78
Top Down Alpha	37,797,242	33.01
Bottom Up Alpha	58,582,044	51.16
Tactical Credit	6,755,848	5.90
Money Market Funds	3,266,063	2.85
Corporate Bonds	5,010,887	4.38
Sovereign Bonds	1,050,105	0.92

Total Investments	$114,496,455	100.00

1	The complete list of investments included in each asset class is included in the Schedule of Investments of the Master Fund, which is included elsewhere in this report.

Form N-Q Filings

The SAS I Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The SAS I Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SALIENT ALTERNATIVE STRATEGIES I FUND

Supplemental Information, continued

June 30, 2012

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the SAS I Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the SAS I Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The SAS I Fund’s prospectus includes additional information about Trustees of the SAS I Fund. The prospectus is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 17, 2012, the Board, including the Independent Trustees, considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the SAS I Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the Advisory Agreement. On January 10, 2012, the Independent Trustees met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Trustees, on January 10, 2012 and again during the January 17, 2012 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Trustees relating to, among other things, portfolio management, the Adviser’s staffing and training program, the SAS I Fund’s and Adviser’s compliance programs, the SAS I Fund’s performance including benchmarks and comparisons to other funds, the SAS I Fund’s fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Trustees, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Trustees were advised and assisted at all times by independent legal counsel.

Following the Board’s review, the Independent Trustees stated that the Board had concluded that the Advisory Agreement continues to enable the SAS I Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

SALIENT ALTERNATIVE STRATEGIES I FUND

Supplemental Information, continued

June 30, 2012

(Unaudited)

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the SAS I Fund’s operations, the competitive landscape and investor needs.

The investment performance of the SAS I Fund. The Board evaluated the comparative information provided by the Adviser regarding the SAS I Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the SAS I Fund’s investment performance for the period, although disappointing, should be viewed in the context of extreme volatility in markets and historic difficulties with many private SAS I Fund strategies. On the basis of the Independent Trustees’ assessment, the Independent Trustees concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the SAS I Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the SAS I Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the SAS I Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the SAS I Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services to be provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the SAS I Fund and the Adviser.

The extent to which economies of scale would be realized as the SAS I Fund grows and whether fee levels reflect these economies of scale for the benefit of SAS I Fund investors. While noting that the investment management fees will not decrease as the level of SAS I Fund assets increase, the Board concluded that the investment management fees reflect the SAS I Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the SAS I Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the SAS I Fund. The Board noted that as the SAS I Fund grows, the need for investor support, and in particular, advisory infrastructure, grows. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the SAS I Fund has achieved economies of scale, as well as the appropriateness of investment management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the SAS I Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the SAS I Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the SAS I Fund and investors therein, and are consistent with industry practice and the best interests of the SAS I Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the SAS I Fund.

SALIENT ALTERNATIVE STRATEGIES I FUND

Supplemental Information, continued

June 30, 2012

(Unaudited)

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the SAS I Fund in a professional manner that is consistent with the best interests of the SAS I Fund and its shareholders. The Trustees also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the SAS I Fund. The Board, in reaching its determination to renew the Advisory Agreement, noted its awareness that shareholders in the SAS I Fund have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the SAS I Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the SAS I Fund, have chosen to invest in the SAS I Fund managed by the Adviser.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Shareholders’ Report

June 30, 2012

(Unaudited)

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Statement of Assets and Liabilities

June 30, 2012

(Unaudited)

Assets:
Investments in Investment Funds, at fair value (cost $85,244,028)	$89,308,360
Investments in affiliated Investment Funds, at fair value (cost $11,135,970)	10,602,483
Investments in securities, at fair value (cost $14,266,802)	14,585,612

Total investments	114,496,455
Cash and cash equivalents	9,461,048
Foreign currency, at value (cost $63,244)	63,811
Receivable from investments sold	6,699,734
Receivable from affiliated investments sold	2,000,000
Dividends and interest receivable	68,207
Prepaids and other assets	26,875

Total assets	132,816,130

Liabilities:
Line of credit	11,672,384
Subscriptions received in advance	221,049
Redemptions payable	6,171,952
Investment Management Fees payable	224,994
Administration fees payable	6,118
Interest expense payable	3,735
Accounts payable and accrued expenses	54,554

Total liabilities	18,354,786

Net assets	$114,461,344

Net assets consist of:
Paid-in-Capital	$116,671,706
Accumulated net investment loss	(3,464,564)
Accumulated net realized loss	(2,596,058)
Net unrealized appreciation on investments	3,850,260

Net assets	$114,461,344

Net asset value per share outstanding (115,220 shares outstanding)	$993.42

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Schedule of Investments

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Net Assets

Investments in Investment Funds
Passive Foreign Investment Companies
Event Driven (1.78% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	731	$97,660
Revelation Special Situations Fund, Ltd. (Bermuda)	1,056	1,936,606

Total Event Driven		2,034,266

Top Down Alpha (33.02% of Net Assets)
Global Macro
MKP Opportunity Offshore, Ltd. (Cayman Islands)	27,946	7,796,622
Top Down Alpha
BTG Pactual Global Emerging Markets, Ltd. (Cayman Islands)	7,500	8,241,248
D.E. Shaw Heliant International Fund, L.P. (Bermuda)(1)		11,415,251
ISAM Systematic Class A Fund (Cayman Islands)	65,765	6,330,166
Salem Global Opportunity Fund (Offshore), Ltd. (Cayman Islands)(2)	4,615	4,013,955

Total Macro/CTA		37,797,242

Bottom Up Alpha
Alphabet Offshore Fund, Ltd. (Cayman Islands)	7,000	6,857,014
AQR Delta Offshore Fund LP (Cayman Islands)		10,035,939
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	60,000	6,511,433
CCA Absolute Return Muni Strategy Fund (Ireland)(2)	6,365	6,588,528
D.E. Shaw Composite International Fund (Bermuda)(1)		56,830
Hudson Bay Overseas Fund, Ltd. (United States)	4,748	7,931,471
Millennium International, Ltd. (Cayman Islands)	6,000	5,958,463
Overseas CAP Partners, Inc. (Cayman Islands)	1,241	2,142,330
Saba Capital Offshore Fund, Ltd. (Cayman Islands)	10,898	11,967,916
Waterstone Market Neutral Offshore Fund, Ltd. (Cayman Islands)	2,303	532,120

Total Relative Value		58,582,044

Tactical Credit (1.31% of Net Assets)
Rose Grove Offshore Fund I, Ltd. (Cayman Islands)	1,500	1,497,291

Total Tactical Credit		1,497,291

Total Investments in Investment Funds (Cost $96,379,998)		99,910,843	87.29%

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets

Investments in Securities
Registered Investment Companies
United States
Exchange Traded Funds (4.60% of Net Assets)
Tactical Credit
Wisdom Tree Emerging Markets Local Debt Fund(1)	103,883	$5,258,557

Total Tactical Credit		5,258,557

Total Exchange Traded Funds		5,258,557

Money Market Funds (2.85% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(1)	3,266,063	3,266,063

Total Money Market Funds		3,266,063

Total United States		8,524,620

Total Registered Investment Companies		8,524,620

Corporate Bonds (4.38% of Net Assets)
United States
CHS/Community Health System, 8.875%, 07/15/15(1)	492,000	504,915
Continental Airlines 2003-ERJ1, 7.875%, 07/02/18(1)	773,276	777,143
Continental Airlines 2005-ERJ1, 9.798%, 04/01/21(1)	949,545	1,020,762
Highland Park CDO, Ltd., 0.80%, 11/25/51(1)(3)	2,497,115	1,673,067
Sabine Pass LNG L.P., 7.25%, 11/30/13(1)	1,000,000	1,035,000

Total United States		5,010,887

Total Corporate Bonds		5,010,887

Sovereign Bonds (0.91% of Net Assets)
Mexico
Republic of Mexico, 6.50%, 06/10/21(1)(4)	12,950,000	1,050,105

Total Mexico		1,050,105

Total Sovereign Bonds		1,050,105

Total Investments in Securities (Cost $14,266,802)		14,585,612	12.74%

Total Investments (Cost $110,646,800)		$114,496,455	100.03%

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Schedule of Investments, continued

June 30, 2012

(Unaudited)

All securities are non-income producing unless noted otherwise.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012.
(4)	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Statement of Operations

Six Months Ended June 30, 2012

(Unaudited)

Investment income:
Dividend income	$193,183
Interest income	219,239

Total investment income	412,422

Expenses:
Investment Management Fees	470,728
Administration fees	37,927
Amortization of offering costs	8,075
Trustees fees	60,000
Professional fees	34,566
Interest expense	244,497
Legal fees	57,724
Other expenses	41,873

Total expenses	955,390

Net investment loss	(542,968)

Net realized and unrealized gains (losses) from investments, affiliated investments and foreign currency translations:
Net realized gains from investments and foreign currency translations	593,230
Net realized loss from affiliated investments	(107,688)
Change in unrealized appreciation/depreciation from investments, affiliated investments and foreign currency translations	4,526,220

Net realized and unrealized gains from investments, affiliated investments and foreign currency translations	5,011,762

Net increase in net assets resulting from operations	$4,468,794

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Net assets, beginning of period	$125,916,374	$99,974,045
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(542,968)	(968,331)
Net realized gain from investments, affiliated investments and foreign currency translations	485,542	58,902
Change in unrealized appreciation/depreciation from investments, affiliated investments and foreign currency translations	4,526,220	(3,053,324)

Net increase (decrease) in net assets resulting from operations	4,468,794	(3,962,753)

Distributions from net investment income	(103,333)	(2,277,491)

Change in net assets from distributions	(103,333)	(2,277,491)

Capital Transactions:
Subscriptions	3,954,115	48,025,363
Proceeds from reinvestment of dividends	90,225	2,167,491
Redemptions	(19,864,831)	(18,010,281)

Change in net assets from capital transactions	(15,820,491)	32,182,573

Net assets, end of period	$114,461,344	$125,916,374

Accumulated net investment loss	$(3,464,564)	$(2,818,263)

Share Transactions:
Issued	4,035	47,252
Reinvested	91	2,257
Redeemed	(20,036)	(18,635)

Change in shares	(15,910)	30,874

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Statement of Cash Flows

Six Months Ended June 30, 2012

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$4,468,794
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(29,180,493)
Proceeds from disposition of investments	79,169,951
Net realized gains from investments and affiliated investments	(485,216)
Change in unrealized appreciation/depreciation from investments, affiliated investments and foreign currency translations	(4,526,220)
Amortization of premium	(2,181)
Increase in foreign currency	(63,811)
Increase in receivable from investments sold	(3,760,223)
Increase in receivable from affiliated investments sold	(2,000,000)
Decrease in dividends and interest receivable	168,948
Increase in prepaids and other assets	(23,258)
Decrease in Investment Management Fees payable	(36,264)
Increase in Administration fees payable	6,118
Decrease in interest expense payable	(50,222)
Decrease in accounts payable and accrued expenses	(3,504)

Net cash provided by operating activities	43,682,419

Cash flows from financing activities:
Subscriptions	4,175,164
Redemptions	(27,077,513)
Distributions	(123,108)
Proceeds from line of credit	21,000,000
Repayments on line of credit	(32,350,000)

Net cash used in financing activities	(34,375,457)

Net increase in cash and cash equivalents	9,306,962
Cash and cash equivalents at beginning of period	154,086

Cash and cash equivalents at end of period	$9,461,048

Supplemental schedule of cash activity:
Cash paid for interest	$294,719
Supplemental schedule of non-cash activity:
Proceeds from reinvestment of dividends	$90,225

See accompanying notes to financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements

June 30, 2012

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (formerly known as Salient Absolute Return Master Fund) (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds. The Master Fund has authorized 900,000 shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

The Master Fund’s investment objective is to generate returns that are marked by relatively moderate volatility as measured by annualized standard deviation and relatively low correction to equity and other “risk” markets. Prior to June 21, 2012, the Master Fund’s investment objective was to generate positive returns regardless of the overall direction of various markets. The Master Fund is a “fund of funds” that pursues its investment objective by investing its assets across a variety of investment funds (the “Investment Funds”), managed by a group of investment managers identified by the Adviser, as hereinafter defined, individual securities, swaps and/or other derivatives. The Adviser uses the Investment Funds and direct investments of various styles and strategies to achieve a portfolio that is broadly allocated.

The board of trustees (each member thereof a “Trustee” and collectively the “Board”) is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

Investments that are held by the Master Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has approved valuation policies for the Master Fund for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds. The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of such valuation policies.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds comprising the total portfolio in order to determine if the Master Fund’s proportional, aggregate, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of June 30, 2012.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at the mean between the “bid” and “ask” prices on such date, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices were quoted. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

OPTIONS—Options that are listed on a securities exchange are valued at the closing “bid” and “ask” prices for such options on the date of determination and are typically categorized as Level 2 in the fair value hierarchy. If no such bid or ask price is reported, the positions shall be valued at the last sales price on the valuation day. If no such sales price is reported by such exchange on the valuation date, the Adviser’s Valuation Committee in conjunction with the Independent Administrator will determine the fair value of such options in good faith using information that is available at such time.

•

OTHER—Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator will determine, in good faith, the fair value of the Investment Fund.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund itself may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. There was no derivative activity directly at the Master Fund level for the six months ended June 30, 2012, however the Investment Funds may have directly engaged in derivative transactions during the period.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(g) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

related to investment transactions and positions for the Master Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser. Offering costs are amortized over a twelve-month period or less from the date they are incurred. Organization costs, if any, are expensed as incurred.

(h) INCOME TAXES

The Master Fund expects to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. When investing in Investment Funds, the Master Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Master Fund has elected to have a tax year end of October 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2012, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

The Master Fund’s tax cost as of June 30, 2012, was $113,473,250 resulting in accumulated net unrealized appreciation of $1,023,205 consisting of $5,865,598 in gross unrealized appreciation and $4,842,393 in gross unrealized depreciation.

The tax character of dividends paid to shareholders as of the latest tax year ended October 31, 2011 were as follows:

Ordinary Income	Total Taxable Distributions	Total Distributions Paid
$1,580,169	$1,580,169	$1,580,169

As of the latest tax year ended October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
$2,380,824	$(3,151,986)	$(3,298,980)	$(4,070,142)

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

At October 31, 2011, the Master Fund had a net capital loss carryforward to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Amount	Expires
$1,141,078	2018
2,010,908	2019

These amounts will be available to offset future taxable capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Master Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year.

(i) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Master Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Master Fund.

Shares are issued pursuant to the DRP at the Master Fund’s NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend).

(j) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(k) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating any impact ASU 2011-11 may have on the Master Fund’s financial statements disclosures.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical assets

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”

•

Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of June 30, 2012, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Investment Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$2,034,266	$2,034,266
Top Down Alpha	—	18,140,743	19,656,499	37,797,242
Bottom Up Alpha	—	10,035,939	48,546,105	58,582,044
Tactical Credit	—	1,497,291	—	1,497,291
Investment Securities
Registered Investment Companies
Money Market Funds	3,266,063	—	—	3,266,063
Tactical Credit	5,258,557	—	—	5,258,557
Corporate Bonds	—	5,010,887	—	5,010,887
Sovereign Bonds	—	1,050,105	—	1,050,105

Total Investments	$8,524,620	$35,734,965	$70,236,870	$114,496,455

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Board Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

	Fair Value as of June 30, 2012	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Investment Funds
Passive Foreign Investment Companies
Event Driven	$2,034,266	NAV as Practical Expedient*	Greater than Quarterly	None
Top Down Alpha	19,656,499	NAV as Practical Expedient*	Greater than Quarterly	None
Bottom Up Alpha	48,546,105	NAV as Practical Expedient*	Greater than Quarterly	None

Total Investments	$70,236,870

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported practical expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 as of June 30, 2012, based on levels assigned to investments on December 31, 2011, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

	Investments
	Balance as of December 31, 2011	Transfers Out**	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2012
Passive Foreign Investment Companies*
Event Driven	$13,797,082	$—	$—	$(12,039,087)	$257,321	$18,950	$2,034,266
Top Down Alpha	48,488,106	(18,140,743)	7,500,000	(19,394,958)	(1,136,643)	2,340,737	19,656,499
Bottom Up Alpha	67,158,158	(10,035,939)	14,000,000	(25,219,677)	579,153	2,064,410	48,546,105
Tactical Credit	6,503,672	(1,497,291)	—	(5,103,064)	140,897	(44,214)	—

Total Investments	$135,947,018	$(29,673,973)	$21,500,000	$(61,756,786)	$(159,272)	$4,379,883	$70,236,870

*

Investment category names may not match the December 31, 2011 audited financial statements due to categorical changes in strategy type from the investment committee. These changes are assumed to have been made on January 1, 2012.

**	Transfers from Level 3 to Level 2 in the fair value hierarchy generally relate to liquidity provisions of the Investment Funds.

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2012, is $4,213,898.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of June 30, 2012, that may qualify for this valuation approach is shown in the table below.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial investment or an additional investment.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Event Driven(a)	Seek to profit from companies expecting to face major corporate events.	$2,034	Monthly - Annually	60-90	None
Top Down Alpha(b)	Designed to deliver positive returns from investments that attempt to extract excess return from certain markets or sub-markets.	37,797	Monthly - Annually	15-90	up to 5% redemption fee
Bottom Up Alpha(c)	Invest simultaneously in long and short positions across various asset classes.	58,583	Monthly - Quarterly	30-90	0-2 years; up to 4% early redemption fee

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000’s)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Tactical Credit(d)	Seek to generate income and/or capital appreciation through a variety of debt and equity securities and other investments across numerous markets	$1,497	Quarterly	45	None
		$99,911

*

The information summarized in the table above represents the general terms for a majority of the investments in Investment Funds within the specified investment category. Individual Investment Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

(a)

This category includes Investment Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Investment Funds that utilize strategies that attempt to extract excess return from certain markets or sub-markets. Investments in this category may include futures contracts, domestic and foreign equity securities, and commodities.

(c)

This category includes Investment Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

(d)

This category includes Investment Funds that have access to certain credit markets attractive to the Adviser by utilizing derivatives or fixed income securities. Investments under this category may include emerging market debt denominated in local currencies, domestic floating rate corporate securities, as well as U.S. and foreign corporate fixed rate debt. Investments in this category may be high yield, investment grade, or a combination of both.

Below are the cost, fair value as percentage of net assets, and liquidity provisions for all investments in other Investment Funds constituting greater than 5% of net assets as of June 30, 2012:

Passive Foreign Investment Companies:	Fair Value as % of Net Assets	Redemption Frequency	Redemption Restrictions and Terms
Alphabet Offshore Fund, Ltd.	5.99%	Quarterly	None
AQR Delta Offshore Fund LP	8.77%	Monthly	None
Blue Mountain Credit Alternatives Fund, Ltd.	5.69%	Quarterly	None
BTG Pactual Global Emerging Markets, Ltd.	7.20%	Quarterly	None
CCA Absolute Return Muni Strategy Fund	5.76%	Quarterly	None
D.E. Shaw Heliant International Fund, L.P.	9.97%	Monthly	None
Hudson Bay Overseas Fund, Ltd.	6.93%	Quarterly	0-1 year; 3% redemption fee
ISAM Systematic Class A Fund	5.53%	Monthly	None

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

Passive Foreign Investment Companies:	Fair Value as % of Net Assets	Redemption Frequency	Redemption Restrictions and Terms
Millenium International, Ltd.	5.21%	Quarterly	0-1 year; 4% redemption fee
MKP Opportunity Offshore, Ltd.	6.81%	Monthly	None
Saba Capital Offshore Fund, Ltd.	10.46%	Quarterly	3 year lock-up period

(4) SHAREHOLDERS ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which will generally be accepted as of the first business day of each month, the Master Fund will issue new Shares. The Shares have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Fund issues Shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Shares, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

The Master Fund reserves the right to reject any applications for Shares. Of the $221,049 in subscriptions received in advance as of June 30, 2012, $121,049 and $100,000 represents subscriptions for the Master Fund Shares received prior to the July and August 2012 closing.

(b) REPURCHASE OF SHARES

A shareholder will not be eligible to have the Master Fund repurchase all or any portion of its Shares at the shareholder’s discretion at any time. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Shares each calendar quarter, pursuant to written tenders by shareholders. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Shares, if any, that will be purchased in any tender offer that it does approve. In the event Shares are repurchased, there will be a substantial period of time between the date as of which shareholders must accept the Master Fund’s offer to repurchase their Shares and the date they can expect to receive payment for their Shares from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2012, the Master Fund held investments in Investment Funds and securities.

For the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $ 13,535,724 and $ 64,648,083, respectively.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock-up period from the date of the initial or an additional investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2012, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, because the Master Fund owns 5% or more of a Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including 2012 activity) is shown below:

				For the Period 1/1/2012 through 6/30/2012					For the Period 1/1/2012 through 6/30/2012
Investment Funds	Shares 12/31/2011	Shares 6/30/2012	Fair Value 12/31/2011	Cost of Purchases	Cost of Sales	Realized Gain/(Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 6/30/2012	Interest/ Dividend Income
CCA Absolute Return Muni Strategy Fund	8,297	6,365	$8,555,424	$—	$(2,000,000)	$20,615	$12,489	$6,588,528	$—
Salem Global Opportunity Fund (Offshore), Ltd.	7,744	4,615	7,347,083	—	(3,000,000)	(128,303)	(204,825)	4,013,955	—

			$15,902,507	$—	$(5,000,000)	$(107,688)	$(192,336)	$10,602,483	$—

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Master Fund’s overall portfolio.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Independent Administrator a monthly administration fee based on the month-end, aggregate, net asset value of the Master Fund and its feeder funds (each a “Fund” and collectively, the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Master Fund pays its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged, on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Fund’s NAV over $15 billion. The Independent Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

(9) RELATED PARTY TRANSACTIONS

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), calculated and accrued monthly, and payable quarterly in arrears, equal to 0.0625% (0.75% annually) of the Master Fund’s net asset value determined at the end of each month. For the six months ended June 30, 2012, the Investment Management Fee was $ 470,728.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time for the purpose of making investments, funding repurchases of Master Fund Shares and for other working capital and general Master Fund purposes.

For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds. The Master Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Master Fund’s operations, including preventing the Master Fund from conducting a repurchase of its shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Master Fund. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the shareholders, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintains a line of credit agreement (the “Loan Agreement”) with Deutsche Bank Aktiengesellschaft which provides a $40,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Loan Agreement. Borrowings under the Loan Agreement are secured by the Master Fund’s investments. The Loan Agreement provides for interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate plus a spread of 1.75% per annum, payable quarterly in arrears. The average amount of borrowings during the six months ended June 30, 2012 was $21,457,989. The weighted average interest rate paid on the line of credit on borrowings during the six months ended June 30, 2012

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

was 1.14%. The asset coverage ratio per unit, per one thousand dollars of indebtness, is $6,469. The current credit facility agreement expires on September 28, 2016.

(11) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011	For the period from February 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$960.24	$997.18	$1,000.00
Income (loss) from operations:
Net investment loss	(4.39)[2]	(7.39)[2]	(12.51)
Net realized and unrealized gain (loss) from investments	38.42 [2]	(13.60)[2]	24.16

Net increase (decrease) resulting from operations	34.03	(20.99)	11.65
Distributions	(0.85)	(15.95)	(14.47)

Total	33.18	(36.94)	(2.82)

Net asset value, end of period	$993.42	$960.24	$997.18

Net investment loss to average net assets[3]	(0.89)%	(0.74)%	(1.32)%

Total operating expenses to average net assets[3,4]	1.56%	1.42%	1.42%

Portfolio turnover[5]	9.91%	54.92%	57.50%

Total return[6]	3.54%	(2.11)%	1.16%

Net assets, end of period (000’s)	$114,461	$125,916	$99,974

1	The Master Fund commenced operations on February 1, 2010.
2	Calculated using average shares.
3	Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
4	Expense ratios do not include expenses of the acquired funds that are paid indirectly by the Master Fund as a result of its ownership of the Investment Funds.
5	Not annualized for periods less than twelve months.
6	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Shares generally as of the first business day of the month. Investor subscriptions for Shares totaled approximately $221,049 and $177,507 for July and August 2012, respectively.

Based on the net assets of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $12,000,000 be made for the quarter ending September 30, 2012 to those shareholders who elect

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

to tender their Shares prior to the expiration of the tender offer period. The Board approved such recommendation and shareholders in the Master Fund were notified of a tender offer with an August 21, 2012 expiration date and approximately $6.1 million was tendered, which was accepted pursuant to the tender offer rules.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information

June 30, 2012

(Unaudited)

Trustees and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

The Master Fund, Salient Alternative Strategies Fund and Salient Alternative Strategies I Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $30,000, which is paid quarterly, and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof, including telephonic meetings. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2012.

Asset Class[1]	Fair Value	%
Event Driven	$2,034,266	1.78
Top Down Alpha	37,797,242	33.01
Bottom Up Alpha	58,582,044	51.16
Tactical Credit	6,755,848	5.90
Money Market Funds	3,266,063	2.85
Corporate Bonds	5,010,887	4.38
Sovereign Bonds	1,050,105	0.92

Total Investments	$114,496,455	100.00

1	The complete list of investments included in each asset class is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2012

(Unaudited)

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 17, 2012, the Board, including the Independent Trustees, considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the Advisory Agreement. On January 10, 2012, the Independent Trustees met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Trustees, on January 10, 2012 and again during the January 17, 2012 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Trustees relating to, among other things, portfolio management, the Adviser’s staffing and training program, the Master Fund’s and Adviser’s compliance programs, the Master Fund’s performance including benchmarks and comparisons to other funds, the Master Fund’s fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Trustees, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Trustees were advised and assisted at all times by independent legal counsel.

Following the Board’s review, the Independent Trustees stated that the Board had concluded that the Advisory Agreement continues to enable the Master Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2012

(Unaudited)

The investment performance of the Master Fund. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund’s investment performance for the period, although disappointing, should be viewed in the context of extreme volatility in markets and historic difficulties with many private Master Fund strategies. On the basis of the Independent Trustees’ assessment, the Independent Trustees concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services to be provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser. The Board also noted the effect of an expense limitation agreement for one of the Master Fund’s feeder funds.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the investment management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the investment management fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Master Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that as the Master Fund grows, the need for investor support, particularly advisory infrastructure, grows. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of investment management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its shareholders. The Trustees also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2012

(Unaudited)

The Board, in reaching its determination to renew the Advisory Agreement, noted its awareness that shareholders in the Master Fund have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Master Fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the Master Fund, have chosen to invest in the Master Fund managed by the Adviser.

Independent Trustees

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Trustees and Officers

John A. Blaisdell, Trustee and Principal Executive Officer

Jeremy L. Radcliffe, Trustee and Secretary

John E. Price, Treasurer and Principal Financial Officer

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Salient Advisors, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase & Co.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

4265 San Felipe, 8th Floor, Houston, Texas 77027 +1 713 993 4675 salientpartners.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(c)
			Total Number	(d)
			of Shares	Maximum Number
			(or Units)	(or Approximate
			Purchases as	Dollar Value) of
	(a)	(b)	Part of	Shares (or Units)
	Total Value	Average Price	Publicly	that May Yet Be
	of Shares	Paid per	Announced	Purchased Under
	(or Units)	Share	Plans or	the Plans or
Period	Purchased	(or Unit)	Programs	Programs
January 1, 2012 through January 31, 2012	$—	N/A	N/A	N/A
February 1, 2012 through February 28, 2012	$—	N/A	N/A	N/A
March 1, 2012 through March 31, 2012	$10,876,917	N/A	N/A	N/A
April 1, 2012 through April 30, 2012	$—	N/A	N/A	N/A
May 1, 2012 through May 31, 2012	$—	N/A	N/A	N/A
June 1, 2012 through June 30, 2012	$3,038,936	N/A	N/A	N/A

Total	$13,915,853

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)    Not applicable.

(b)         Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Salient Alternative Strategies I Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 27, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date:	August 27, 2012